Retirement Plans (Expected Benefit Payments) (Details) (USD $) In Millions	May 29, 2011
Defined Benefit Plans [Member]
2012	$ 12.2
2013	10.9
2014	11.0
2015	11.4
2016	11.8
2017-2021	66.3
Postretirement Benefit Plan [Member]
2012	0.7
2013	0.8
2014	0.8
2015	1.0
2016	1.1
2017-2021	$ 7.1